Cash and cash equivalents (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 3,642,328	$ 4,575,119	$ 5,593,669	$ 2,117,038
Minco Silver Corp [Member]
Disclosure of cash and cash equivalents [Line Items]
Cash	9,983,575	2,206,082
Term deposits	12,118,951	17,989,117
Cash and cash equivalents	$ 22,102,526	$ 20,195,199